THE STELLAR INSURED TAX-FREE BOND FUND
[Logo]
STARFUNDS
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED MARCH 31,
1997

Portfolio of the Star Funds, and Open-End, Management Investment Company

Dated July 11, 1997

 A. Please insert the following "Financial Highlights" table for The Stellar Insured Tax-Free Bond Fund immediately following the section entitled "Star Capital Appreciation Fund Financial Highlights" on page 11 of the prospectus.

THE STELLAR INSURED TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                   PERIOD ENDED
                                                                                                  MAY 31, 1997(A)
                                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.00
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   0.20
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                  0.01
-----------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                        0.21
-----------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income                                                               (0.20)
-----------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                       $   10.01
-----------------------------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                                          2.10%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses                                                                                                0.79%*
-----------------------------------------------------------------------------------------------
  Net investment income                                                                                   4.73%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                        0.25%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                             $117,333
-----------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                        11%
-----------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 30, 1996 (date of initial public investments) to 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 B. Please delete the first paragraph of the section entitled "Voting Rights" on page 44 of the prospectus and replace it with the following:

     "Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shateholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitiled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of March 3, 1997, Firstcinco, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated Fund: 8,815,822 shares (60.52%) of U.S. Government Income Fund; 3,389,872 shares (28.46%) of Strategic Income Fund; 2,667,461 shares (53.33%) of The Stellar Fund--Trust Shares; 4,944,632 shares (35.76%) of Relative Value Fund; 4,546,782 shares (59.43%) of Growth Equity Fund; and 4,514,112 shares (73.37%) of Capital Appreciation Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

     As of June 9, 1997, Firstcinco, acting in various capacities for numerous accounts, was the owner of record of 10,532,238 shares (89.49%) of the The Stellar Tax-Free Bond Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

 C. Please insert the following "Financial Statements" for The Stellar Insured Tax-Free Bond Fund immediately following the section entitled "Performance Information" which begins on page 45 of the prospectus. In addition, please add the heading "Financial Statements--The Stellar Insured Tax-Free Bond Fund" to the Table of Contents page after the heading "Performance Information."

THE STELLAR INSURED TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--95.4%
----------------------------------------------------------------------------------
              ALABAMA--7.3%
              --------------------------------------------------------------------
  $2,500,000  Alabama Water PCA, Revenue Bonds, 5.50% (AMBAC INS), 8/15/2012           AAA/Aaa     $    2,518,625
              --------------------------------------------------------------------
   1,750,000  Alabama Water PCA, Revenue Bonds, 6.70% (AMBAC INS)/(Original Issue
              Yield: 6.75%), 8/15/2006                                                 AAA/Aaa          1,882,423
              --------------------------------------------------------------------
   2,500,000  Bessemer, AL Water Revenue, Revenue Refunding Bonds, 5.75% (AMBAC
              INS)/(Original Issue Yield: 5.922%), 7/1/2016                            AAA/Aaa          2,541,875
              --------------------------------------------------------------------
   1,500,000  Jefferson County, AL, Sewer Refunding Revenue Bonds, 5.65% (MBIA
              INS)/(Original Issue Yield: 5.80%),
              9/1/2008                                                                 AAA/Aaa          1,599,135
              --------------------------------------------------------------------                 --------------
              Total                                                                                     8,542,058
              --------------------------------------------------------------------                 --------------
              CALIFORNIA--0.9%
              --------------------------------------------------------------------
   1,000,000  Oakland, CA, Refunding Revenue Bonds, 7.35% (FGIC INS)/(Original
              Issue Yield: 7.45%), 8/1/2003                                            AAA/Aaa          1,053,900
              --------------------------------------------------------------------                 --------------
              COLORADO--1.1%
              --------------------------------------------------------------------
   1,250,000  Colorado Postsecondary Educational Facilities, Revenue Bonds, 5.75%
              (Auraria Foundation Project)/(FSA INS)/ (Original Issue Yield:
              5.85%), 9/1/2010                                                         AAA/Aaa          1,286,675
              --------------------------------------------------------------------                 --------------
              FLORIDA--1.7%
              --------------------------------------------------------------------
     845,000  Cape Coral, FL, Special Obligation Wastewater Revenue Bond, 6.25%
              (FSA INS)/(Original Issue Yield: 6.359%),
              6/1/2006                                                                 AAA/Aaa            912,051
              --------------------------------------------------------------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              FLORIDA--CONTINUED
              --------------------------------------------------------------------
  $1,000,000  St. Petersburg, FL Public Utility, Revenue Refunding Bonds, 6.55%,
              10/1/2002                                                                AA-/Aa      $    1,067,770
              --------------------------------------------------------------------                 --------------
              Total                                                                                     1,979,821
              --------------------------------------------------------------------                 --------------
              ILLINOIS--13.8%
              --------------------------------------------------------------------
   2,000,000  Chicago, IL Park District, GO UT, 5.60% (MBIA INS)/ (Original Issue
              Yield: 5.75%), 1/1/2014                                                  AAA/Aaa          2,000,900
              --------------------------------------------------------------------
   1,100,000  Chicago, IL, GO UT Refunding Bonds, 5.375% (MBIA INS)/(Original
              Issue Yield: 5.60%), 1/1/2013                                            AAA/Aaa          1,095,347
              --------------------------------------------------------------------
   1,500,000  Cook County, IL, GO UT, 5.375% (MBIA INS)/(Original Issue Yield:
              5.65%), 11/15/2012                                                       AAA/Aaa          1,496,835
              --------------------------------------------------------------------
   2,500,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, 5.80%
              (Advocate Health Care Network)/(MBIA INS)/(Original Issue Yield:
              5.90%), 8/15/2016                                                        AAA/Aaa          2,509,525
              --------------------------------------------------------------------
   1,410,000  Illinois State, GO UT, 5.75% (MBIA INS)/(Original Issue Yield:
              6.00%), 5/1/2021                                                         AAA/Aaa          1,413,891
              --------------------------------------------------------------------
   2,400,000  McHenry County, IL Community Unit School District No. 200, Series A
              GO UT, 5.85% (FSA INS)/(Original Issue Yield: 5.848%), 1/1/2016          AAA/Aaa          2,436,768
              --------------------------------------------------------------------
   2,500,000  Regional Transportation Authority, Series-A Revenue Bonds, 6.00%
              (AMBAC INS)/(Original Issue Yield: 6.20%), 6/1/2009                      AAA/Aaa          2,629,500
              --------------------------------------------------------------------
   2,500,000  Will County, IL Forest Preservation District, GO UT Refunding Bonds,
              6.00% (AMBAC INS)/(Original Issue Yield: 6.30%), 12/1/2006               AAA/Aaa          2,635,550
              --------------------------------------------------------------------                 --------------
              Total                                                                                    16,218,316
              --------------------------------------------------------------------                 --------------
              INDIANA--1.7%
              --------------------------------------------------------------------
   2,000,000  Indiana Transportation Finance Authority, Airport Lease Revenue
              Refunding Bonds (Series A), 5.00% (AMBAC INS), 11/1/2007                 AAA/Aaa          2,003,940
              --------------------------------------------------------------------                 --------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              KENTUCKY--0.5%
              --------------------------------------------------------------------
   $ 500,000  Kentucky Infrastructure Authority, Revenue Bonds, 7.50%, 6/1/2004          A/A       $      536,670
              --------------------------------------------------------------------                 --------------
              MASSACHUSETTS--2.1%
              --------------------------------------------------------------------
   2,500,000  Massachusetts Water Resources Authority, Revenue Bonds, 5.40% (FGIC
              INS)/(Original Issue Yield: 5.50%), 11/1/2011                            AAA/Aaa          2,513,650
              --------------------------------------------------------------------                 --------------
              MICHIGAN--7.3%
              --------------------------------------------------------------------
   1,200,000  Haslett, MI Public School District, GO UT, 5.70% (MBIA
              INS)/(Original Issue Yield: 5.75%), 5/1/2016                             AAA/Aaa          1,207,608
              --------------------------------------------------------------------
   1,500,000  Lansing, MI Sewer Disposal System, Revenue Bonds, 6.25% (MBIA
              INS)/(Original Issue Yield: 6.795%),
              5/1/2007                                                                 AAA/Aaa          1,604,220
              --------------------------------------------------------------------
    2,500,00  Michigan State Comprehensive Transportation Board, Refunding Revenue
              Bonds, 5.75%, 5/15/2004                                                  AA-/A1           2,639,775
              --------------------------------------------------------------------
   1,065,000  Richmond, MI Community School District, GO UT School Improvements,
              5.60% (AMBAC INS)/(Original Issue Yield: 5.85%), 5/1/2018                AAA/Aaa          1,062,998
              --------------------------------------------------------------------
   2,000,000  Ypsilanti, MI School District, GO UT, 5.60% (FGIC INS)/ (Original
              Issue Yield: 5.65%), 5/1/2012                                            AAA/Aaa          2,028,320
              --------------------------------------------------------------------                 --------------
              Total                                                                                     8,542,921
              --------------------------------------------------------------------                 --------------
              NEBRASKA--0.9%
              --------------------------------------------------------------------
   1,000,000  Omaha, NE Public Power District, Series-B Electric Revenue Bonds,
              6.00%, 2/1/2007 escrowed to maturity                                      -/Aa2           1,081,830
              --------------------------------------------------------------------                 --------------
              NEVADA--6.6%
              --------------------------------------------------------------------
   2,500,000  Clark County, NV School District, GO UT, 5.75% (FGIC INS), 6/15/2010     AAA/Aaa          2,575,875
              --------------------------------------------------------------------
   2,500,000  Clark County, NV School District, GO UT, 5.80% (MBIA INS)/(Original
              Issue Yield: 5.85%), 6/15/2011                                           AAA/Aaa          2,569,100
              --------------------------------------------------------------------
   1,000,000  Clark County, NV, Refunding Revenue Bonds, 5.90% (MBIA
              INS)/(Original Issue Yield: 5.95%), 6/1/2009                             AAA/Aaa          1,047,150
              --------------------------------------------------------------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              NEVADA--CONTINUED
              --------------------------------------------------------------------
  $1,500,000  Washoe County, NV School District, GO UT, 5.75% (MBIA INS)/(Original
              Issue Yield: 5.85%), 6/1/2011                                            AAA/Aaa     $    1,535,430
              --------------------------------------------------------------------                 --------------
              Total                                                                                     7,727,555
              --------------------------------------------------------------------                 --------------
              OHIO--21.1%
              --------------------------------------------------------------------
   2,555,000  Clermont County, OH , GO UT Refunding Bonds, 6.00% (AMBAC INS),
              5/15/2007                                                                AAA/Aaa          2,715,786
              --------------------------------------------------------------------
   2,500,000  Cleveland, OH Waterworks, Refunding & Improvement Revenue Bonds
              (Series H), 5.75% (MBIA INS)/(Original Issue Yield: 5.84%), 1/1/2016     AAA/Aaa          2,528,500
              --------------------------------------------------------------------
   1,000,000  Columbus, OH Sewer System, Revenue Refunding Bonds, 6.25% (Original
              Issue Yield: 6.60%), 6/1/2008                                            AA-/A1           1,073,800
              --------------------------------------------------------------------
   3,000,000  Columbus, OH Water System, Revenue Refunding Bonds, 6.375%,
              11/1/2010                                                                AA-/A1           3,184,650
              --------------------------------------------------------------------
   3,500,000  Greater Cleveland Regional Transportation Authority, OH, GO UT,
              5.65% (FGIC INS)/(Original Issue Yield: 5.73%), 12/1/2016                AAA/Aaa          3,522,050
              --------------------------------------------------------------------
   1,000,000  Hamilton County, OH Hospital Facilities Authority, Refunding Revenue
              Bonds, 5.20% (Children's Hospital Medical Center, Akron)/(FGIC
              INS)/(Original Issue Yield: 5.35%), 5/15/2009                            AAA/Aaa          1,007,510
              --------------------------------------------------------------------
   2,000,000  Montgomery County, OH, Water Revenue Bonds, 6.25% (Greater
              Moraine-Beaver Creek)/(FGIC INS)/(Original Issue Yield: 6.45%),
              11/15/2012                                                               AAA/Aaa          2,127,760
              --------------------------------------------------------------------
   1,000,000  Ohio State Building Authority, Adult Correctional Facilities Revenue
              Bonds, 5.70% (Adult Correctional Facilities)/(MBIA INS)/(Original
              Issue Yield: 5.80%),
              10/1/2006                                                                AAA/Aaa          1,058,910
              --------------------------------------------------------------------
   1,000,000  Ohio State Building Authority, Revenue Bonds, 6.00% (State
              Facilities-Administration Building)/(MBIA INS)/ (Original Issue
              Yield: 6.05%), 10/1/2008                                                 AAA/Aaa          1,069,560
              --------------------------------------------------------------------
   1,225,000  Ohio State Building Authority, Revenue Bonds, 6.00% (State
              Facilities-Administration Building)/(MBIA INS)/ (Original Issue
              Yield: 6.10%), 10/1/2009                                                 AAA/Aaa          1,301,783
              --------------------------------------------------------------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              OHIO--CONTINUED
              --------------------------------------------------------------------
  $1,000,000  Ohio State Turnpike Commission, Series A, 5.70% (MBIA INS)/(Original
              Issue Yield: 5.75%), 2/15/2013                                           AAA/Aaa     $    1,020,390
              --------------------------------------------------------------------
   2,000,000  Ohio State Water Development Authority, Pollution Control Revenue
              Bonds, 5.25% (MBIA INS)/(Original Issue Yield: 5.35%), 12/1/2009         AAA/Aaa          2,016,260
              --------------------------------------------------------------------
   1,000,000  Ohio State Water Development Authority, Revenue Bonds, 5.80% (AMBAC
              INS)/(Original Issue Yield: 5.90%), 12/1/2011                            AAA/Aaa          1,039,300
              --------------------------------------------------------------------
   1,000,000  Sylvania, OH City School District, GO UT, 5.80% (FGIC INS),
              12/1/2015                                                                AAA/Aaa          1,026,660
              --------------------------------------------------------------------                 --------------
              Total                                                                                    24,692,919
              --------------------------------------------------------------------                 --------------
              PENNSYLVANIA--3.0%
              --------------------------------------------------------------------
   1,320,000  Pennsylvania Infrastructure Investment Authority, Subseries-A
              Revenue Bonds, 6.90%, 9/1/2003                                            AA+/-           1,417,112
              --------------------------------------------------------------------
   2,000,000  Somerset County, PA General Authority, Commonwealth Lease Revenue
              Bonds, 6.60% (FGIC INS)/(Original Issue Yield: 6.70%), 10/15/2001
              (@100)                                                                   AAA/Aaa          2,161,280
              --------------------------------------------------------------------                 --------------
              Total                                                                                     3,578,392
              --------------------------------------------------------------------                 --------------
              TEXAS--8.7%
              --------------------------------------------------------------------
   2,500,000  Harris County, TX HFDC, Revenue Refunding Bonds, 5.75% (Memorial
              Hospital System)/(MBIA INS)/(Original Issue Yield: 5.77%), 6/1/2019      AAA/Aaa          2,501,075
              --------------------------------------------------------------------
   2,500,000  Port Houston Authority, TX Harris County, Revenue Refunding Bonds,
              6.50% (MBIA INS)/(Original Issue Yield: 6.59%), 5/1/2005                 AAA/Aaa          2,665,000
              --------------------------------------------------------------------
   2,490,000  Texas State Public Finance Authority, Revenue Bonds, 5.10% (AMBAC
              INS)/(Original Issue Yield: 5.15%),
              8/1/2009                                                                 AAA/Aaa          2,475,334
              --------------------------------------------------------------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              TEXAS--CONTINUED
              --------------------------------------------------------------------
  $2,500,000  Texas Water Development Board, Revenue Bonds, 5.50% (Original Issue
              Yield: 5.55%), 7/15/2010                                                 AAA/Aa1     $    2,547,400
              --------------------------------------------------------------------                 --------------
              Total                                                                                    10,188,809
              --------------------------------------------------------------------                 --------------
              UTAH--4.4%
              --------------------------------------------------------------------
   2,500,000  Davis County, UT School District, GO UT, 5.70% (MBIA INS)/(Original
              Issue Yield: 5.75%), 6/1/2007                                            AAA/Aaa          2,612,350
              --------------------------------------------------------------------
   2,400,000  Jordan, UT School District, GO UT, 5.90%, 6/15/2004                       -/Aa3           2,532,480
              --------------------------------------------------------------------                 --------------
              Total                                                                                     5,144,830
              --------------------------------------------------------------------                 --------------
              VIRGINIA--3.3%
              --------------------------------------------------------------------
   1,000,000  Chesapeake Bay Bridge & Tunnel District, VA, Revenue Bonds, 5.60%
              (FGIC INS)/(Original Issue Yield: 5.75%), 7/ 1/2007                      AAA/Aaa          1,049,860
              --------------------------------------------------------------------
   1,600,000  Virginia State Public Building Authority, Revenue Refunding Bonds
              (Series A), 6.00%, 8/1/2003                                               AA/Aa           1,700,976
              --------------------------------------------------------------------
   1,000,000  Virginia State Public School Authority, Revenue Refunding Bonds,
              6.25% (Original Issue Yield: 6.30%),
              1/1/2004                                                                  AA/Aa           1,076,170
              --------------------------------------------------------------------                 --------------
              Total                                                                                     3,827,006
              --------------------------------------------------------------------                 --------------
              WASHINGTON--4.5%
              --------------------------------------------------------------------
   2,500,000  Seattle, WA Municipal Lighting & Power , Revenue Bonds, 6.10%,
              7/1/2005                                                                  AA/Aa           2,693,875
              --------------------------------------------------------------------
   2,500,000  Tacoma, WA Electric System, Revenue Refunding Bonds, 6.15% (AMBAC
              INS)/(Original Issue Yield: 6.25%), 1/1/ 2008                            AAA/Aaa          2,638,000
              --------------------------------------------------------------------                 --------------
              Total                                                                                     5,331,875
              --------------------------------------------------------------------                 --------------
              WISCONSIN--6.5%
              --------------------------------------------------------------------
   1,000,000  Beloit, WI School District, GO UT, 6.125% (MBIA INS)/ (Original
              Issue Yield: 6.20%), 10/1/2007                                           AAA/Aaa          1,040,920
              --------------------------------------------------------------------



THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              CREDIT
 OR SHARES                                                                             RATING*         VALUE
------------  --------------------------------------------------------------------  -------------  --------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              WISCONSIN--CONTINUED
              --------------------------------------------------------------------
  $2,460,000  Wisconsin Health and Educational Facilities Authority, Revenue
              Bonds, 5.60% (Aurora Medical Group)/(FSA INS), 11/15/2016                AAA/Aaa     $    2,398,795
              --------------------------------------------------------------------
   2,000,000  Wisconsin Health and Educational Facilities Authority, Revenue
              Bonds, 6.00% (Meriter Hospital, Inc.)/(MBIA INS)/(Original Issue
              Yield: 6.125%), 12/1/2017                                                AAA/Aaa          2,050,960
              --------------------------------------------------------------------
   2,095,000  Wisconsin State, GO UT, 5.50% (FGIC INS)/(Original Issue Yield:
              5.60%), 5/1/2010                                                         AAA/Aaa          2,137,424
              --------------------------------------------------------------------                 --------------
              Total                                                                                     7,628,099
              --------------------------------------------------------------------                 --------------
              TOTAL LONG-TERM MUNICIPALS
              (IDENTIFIED COST $108,971,911)                                                          111,879,266
              --------------------------------------------------------------------                 --------------
MUTUAL FUND SHARES--3.0%
----------------------------------------------------------------------------------
   3,561,388  SEI Tax Exempt Trust (AT NET ASSET VALUE)                                  --             3,561,388
              --------------------------------------------------------------------                 --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $112,533,299) (A)                                 $  115,440,654
              --------------------------------------------------------------------                 --------------


(a) The cost of investments for federal tax purposes amounts to $112,533,299. The net unrealized appreciation of investments on a federal tax basis amounts to $2,907,355 which is comprised of $2,939,691 appreciation and $32,336 depreciation at May 31, 1997.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($117,332,711) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GO--General Obligation
HFDC--Health Facility Development Corporation
INS--Insured
MBIA--Municipal Bond Investors Assurance
PCA--Pollution Control Authority
UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $112,533,299)                    $  115,440,654
--------------------------------------------------------------------------------------------------
Income receivable                                                                                        1,935,930
--------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                      117,376,584
--------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Accrued expenses                                                                         $  43,873
---------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      43,873
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 11,717,533 shares outstanding                                                        $  117,332,711
--------------------------------------------------------------------------------------------------  --------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  114,168,693
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                               2,907,355
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               254,176
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          2,487
--------------------------------------------------------------------------------------------------  --------------
     Total Net Assets                                                                               $  117,332,711
--------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($117,332,711 / 11,717,533 shares outstanding)                                    $10.01
--------------------------------------------------------------------------------------------------  --------------
Offering Price Per Share (100/99.55 of $10.01)*                                                             $10.06
--------------------------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share                                                                               $10.01
--------------------------------------------------------------------------------------------------  --------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  2,661,522
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   358,736
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     44,444
---------------------------------------------------------------------------------------
Custodian fees                                                                                11,958
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       7,048
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,672
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,128
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     22,554
---------------------------------------------------------------------------------------
Shareholder services fee                                                                      23,916
---------------------------------------------------------------------------------------
Share registration costs                                                                      23,266
---------------------------------------------------------------------------------------
Printing and postage                                                                           2,736
---------------------------------------------------------------------------------------
Insurance premiums                                                                             1,672
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,824
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          501,954
---------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                         $  (119,579)
--------------------------------------------------------------------------  -----------
     Total waivers                                                                          (119,579)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     382,375
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     2,279,147
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           254,176
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     2,907,355
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     3,161,531
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  5,440,678
----------------------------------------------------------------------------------------------------  ------------


* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   PERIOD ENDED
                                                                                                    (UNAUDITED)
                                                                                                   MAY 31, 1997*
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------------------
Net investment income                                                                             $     2,279,147
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($254,176 as computed
for federal tax purposes)                                                                                 254,176
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                   2,907,355
-----------------------------------------------------------------------------------------------  -----------------
     Change in net assets resulting from operations                                                     5,440,678
-----------------------------------------------------------------------------------------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------------------
Distributions from net investment income                                                               (2,276,660)
-----------------------------------------------------------------------------------------------  -----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------------------
Proceeds from sale of shares                                                                          121,725,282
-----------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                                   1,858
-----------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                                (7,558,447)
-----------------------------------------------------------------------------------------------  -----------------
     Change in net assets resulting from share transactions                                           114,168,693
-----------------------------------------------------------------------------------------------  -----------------
          Change in net assets                                                                        117,332,711
-----------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------
Beginning of period                                                                                             0
-----------------------------------------------------------------------------------------------  -----------------
End of period (including undistributed net investment income of $2,487)                           $   117,332,711
-----------------------------------------------------------------------------------------------  -----------------


* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

THE STELLAR INSURED TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of The Stellar Insured Tax-Free Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of The Stellar Insured Tax-Free Bond Fund is to provide current income which is exempt from federal income tax.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                                   PERIOD ENDED
                                                                                                   MAY 31, 1997*
Shares sold                                                                                           12,475,158
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                                           187
-----------------------------------------------------------------------------------------------
Shares redeemed                                                                                         (757,812)
-----------------------------------------------------------------------------------------------  -----------------
     Net change resulting from Share transactions                                                     11,717,533
-----------------------------------------------------------------------------------------------  -----------------


* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. Currently, the Fund will not accrue or pay any distribution expenses pursuant to the plan.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts. Star Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $2,398 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, no payments were made pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES                                                                                           $  120,391,353
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   11,663,324
--------------------------------------------------------------------------------------------------  --------------


Trustees                                               Officers
--------------------------------------------------------------------------------

Thomas L. Conlan, Jr.                                     Edward C. Gonzales
Edward C. Gonzales                                        President and Treasurer
Dr. Alfred Gottschalk                                     Joseph S. Machi
Dr. Robert J. Hill                                        Vice President and Assistant Treasurer
Dawn M. Hornback                                          C. Grant Anderson
Lawrence M. Turner                                        Secretary
William H. Zimmer III


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

STAR BANK, N.A.
Investment Adviser

FEDERATED SECURITIES CORP.
Distributor

G00446-03 (7/96)




THE STELLAR INSURED TAX-FREE BOND FUND
(A PORTFOLIO OF THE STAR FUNDS)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 1997

A. Please add the following section entitled `Portfolio Turnover'' immediately following the section entitled `Municipal Bond Insurers-Financial Security Assurance Holdings''on page 8 of the Statement of Additional Information:

   `PORTFOLIO TURNOVER
   Securities in the Fund's portfolio will be sold whenever the adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 24, 1996 (start of business) to May 31, 1997, the Fund's portfolio turnover rate was 11%.''

B. Please delete the section entitled `Fund Ownership'' on page 14 of the Statement of Additional Information and replace it with the following:

   `FUND OWNERSHIP
   Officers and Directors own less than 1% of the Fund's outstanding shares.
   As of June 9, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Firstcinco, acting in various capacities for numerous accounts, was the owner of record of approximately 10,532,238 shares (89.49%).''

C. Please add the following as the second paragraph of the section entitled `Advisory Fees'' on page 15 of the Statement of Additional
   Information:

   `For the period from December 24, 1996 (start of business) to May 31, 1997, Star Bank earned advisory fees of $358,736, of which $119,579 were waived.''

D. Please add the following as the last sentence of the second paragraph of the section entitled `Brokerage Transactions'' on page 15 of the Statement of Additional Information:

   `During the period from December 24, 1996 (start of business) to May 31, 1997, the Fund paid no brokerage commissions on brokerage transactions.''

E. Please add the following as the last sentence of the paragraph of the section entitled `Other Services-Fund Administration'' on page 16 of the Statement of Additional Information:
   `For the period from December 24, 1996 (start of business) to May 31, 1997, the Fund incurred costs for administrative services of $44,444.''

F. Please delete the section entitled `Total Return'' on page 20 of the Statement of Additional Information and replace it with the following:

   `TOTAL RETURN
   The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
   The Fund's cumulative total return for the period from December 30, 1996 (date of initial public investment) to May 31, 1997 was (2.49%). Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's total return assumes and is reduced by the payment of the maximum sales charge. The Fund's total return is representative of approximately 5 months of investment activity since the Fund's effective date.''



G. Please add the following as the third paragraph of the section entitled `Yield'' on page 20 of the Statement of Additional Information:

   `The Fund's yield for the thirty-day period ended May 31, 1997 was 4.38%.''

H. Please add the following as the second paragraph of the section entitled `Tax-Equivalent Yield'' on page 20 of the Statement of Additional Information:
   `The Fund's Tax-Equivalent yield for the thirty-day period ended May 31, 1997 was 7.25%.''

                                                              July 11, 1997
   STAR BANK, N.A.
   INVESTMENT ADVISER

   FEDERATED SECURITIES CORP.
   Distributor

   Cusip 854911 85 6
   G00446-06 (7/97)